Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	73,984.41
Total Transaction Valuation	535,730,701.09
Total Offset Amount	0.00
Net Fee	$ 73,984.41
Offering Table N/A
Offset Table N/A	N/A